Plant and equipment	3 Months Ended
Mar. 31, 2020
Plant and equipment
Plant and equipment

5.Plant and equipment

		Computer
	Furniture	hardware				Production
	and	and		Leasehold	Right-of-	tooling and
	equipment	software	Vehicles	Improvements	use assets	molds	Total

Cost:
December 31, 2018	494,487	133,403	388,049	384,341	—	4,549,948	5,950,228
Additions	73,691	139,863	—	129,327	—	3,310,971	3,653,852
Adoption of IFRS 16	—	—	—	—	2,061,469	—	2,061,469
Disposals	—	(2,150)	—	—	—	—	(2,150)
December 31, 2019	568,178	271,116	388,049	513,668	2,061,469	7,860,919	11,663,399
Additions	31,574	22,017	—	40,273	—	58,602	152,466
Disposals	—	—	(13,884)	(36,110)	—	—	(49,994)
Lease termination and derecognition[1,2]	—	—	—	—	(463,879)	—	(463,879)
March 31, 2020	599,752	293,133	374,165	517,831	1,597,590	7,919,521	11,301,992

Amortization:
At December 31, 2018	230,798	65,689	215,251	114,724	—	—	626,462
Additions	77,975	65,600	117,326	121,951	664,797	—	1,047,649
Disposals	—	(1,254)	—	—	—	—	(1,254)
December 31, 2019	308,773	130,035	332,577	236,675	664,797	—	1,672,857
Additions	23,331	19,863	15,374	47,912	162,850	—	269,330
Disposals	—	—	(9,659)	(29,430)	(260,443)	—	(39,089)
Lease termination and derecognition[1,2]	—	—	—	—	(260,443)	—	(260,443)
March 31, 2020	332,104	149,898	338,292	255,157	567,204	—	1,642,655

Net book value:
At December 31, 2019	$259,405	$141,081	$55,472	$276,993	$1,396,672	$7,860,919	$9,990,542
At March 31, 2020	$267,648	$143,235	$35,873	$262,674	$1,030,386	$7,919,521	$9,659,337

[1] The Company entered into sublease agreement for the office space in Los Angeles, United States with effect from February 1, 2020. As a result of the sublease, the Company derecognized the right-of-use asset relating to the head lease with cost of $319,365 and accumulated amortization of $161,565 (See Note  6 for further information on the net investment in sublease).

[2] The Company terminated one of its warehouse lease on January 31, 2020. As a result of the termination, the Company derecognized the right-of-use asset of the warehouse with cost of $144,514 and accumulated amortization of $98,878 (See Note 9 for further information on the termination of the lease)

On September 29, 2017, the Company entered into a manufacturing agreement with Chongqing Zongshen Automobile Co., Ltd. (“Zongshen”). Under the agreement, the Company agrees to reimburse Zongshen for the cost of prototype tooling and molds estimated to be CNY ¥9.5 million ($1.8 million), which was payable on or before March 18, 2018, subject to a 10% holdback, and mass production tooling and molds estimated to be CNY ¥38 million ($7.5 million) as at March 31, 2020, which shall be payable 50% when Zongshen commences manufacturing the tooling and molds, 40% when Zongshen completes manufacturing the tooling and molds, and 10% upon delivery to the Company of the first production vehicle. At March 31, 2020, the Company has completed the prototype tooling and molds with actual cost of CNY ¥10.1 million ($2 million), as assessed by the Company, the prototype tooling and molds can be adapted for use in mass production. The Company had paid 90% of prototype tooling and molds and 82% of the mass production tooling and molds. Depreciation on the production tooling and molds is charged on a per unit produced basis. No depreciation on the production tooling and molds is charged for year ended March 31, 2020 since no units had been produced using the production tooling and molds.

On October 16, 2017, the CEO of the Company (“Pledgor”) entered into a Share Pledge Agreement (“Share Pledge”) to guarantee the payment by the Company for the cost of the prototype tooling and molds estimated to be CNY ¥9.5 million ($1.8 million) to Zongshen through the pledge of 400,000 common shares of the Company. The Company approved its obligations under the Share Pledge and has agreed to reimburse the Pledgor on a one for one basis for any pledged shares realized by Zongshen.